Operating Leases - Summary of future rental commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future rental commitments over the next five years under non-cancelable operating leases
2019	$ 13,248
2020	12,857
2021	11,075
2022	10,821
2023	9,205
Total	$ 57,206